Debt Instruments (Senior Notes Payable and Warrants) (Details) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended
	May 30, 2012	Oct. 31, 2011	Apr. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Proceeds from issuance of notes payable and warrants, net of issuance costs							$ 3,500,000
Interest expense				426,603	639,113	1,726,455	736,346
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from issuance of notes payable and warrants, net of issuance costs	3,500,000	500,000	1,000,000				3,500,000	1,500,000
Principal amount						5,000,000		1,500,000
Term						30 months		6 months
Number of shares called by warrants							19,337
Outstanding principal				0		2,344,302
Interest expense				$ 421,793	$ 631,098	$ 447,570	$ 379,312
Senior Notes Payable [Member] | Series A [Member]
Debt Instrument [Line Items]
Number of shares called by warrants						128,570